Convertible Debentures (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified			3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2013 Convertible Debentures [Member]	Jun. 30, 2012 Convertible Debentures [Member]	Jun. 30, 2013 Convertible Debentures [Member]	Jun. 30, 2012 Convertible Debentures [Member]	Sep. 30, 2012 Convertible Debentures [Member]	Sep. 30, 2011 Convertible Debentures [Member]	Sep. 30, 2010 Convertible Debentures [Member]	Jun. 12, 2013 Convertible Debentures [Member]	Jun. 12, 2013 Convertible Debentures [Member] Common Stock [Member]	Dec. 31, 2012 Convertible Debentures [Member] Common Stock [Member]	Sep. 30, 2012 2009 Debentures	May 01, 2011 2009 Debentures	May 01, 2011 2009 Debentures Common Stock [Member]	Sep. 30, 2012 2010 Debentures	Aug. 01, 2011 2010 Debentures	Aug. 01, 2011 2010 Debentures Common Stock [Member]	Sep. 30, 2012 2011 Debentures
Debt Instrument [Line Items]
Proceeds from issuance of debenture			$ 0	$ 0	$ 0	$ 14,664	$ 14,664	$ 5,465	$ 8,419
Fair value of embedded derivatives	$ 439	$ 153					$ 467	$ 153
Stated interest rate (as a percent)			8.00%		8.00%		8.00%
Period for consecutive positive cashflow													3 months			6 months
Percentage of number of shares of common stock converted which equals to additional warrants issued													50.00%			50.00%
Maturity period					5 years								10 years			5 years			5 years
Conversion price (USD per share)										$ 15.00				$ 16.26			$ 13.25
Shares issued in debt conversion								1,602			443	826			740			862